Average Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund ETF)	Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. 1-5 Year Corporate Bond Index Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.37%	0.51%	0.81%	1.36%	1.52%
Since Inception	3.75%	2.89%	2.58%	3.84%	4.05%